RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Due to Related Parties	$ 1,661	$ 3,576
China Techenergy [Member]
Related Party Transaction [Line Items]
Due to Related Parties	1,028	2,967
Ningbo Hollysys [Member]
Related Party Transaction [Line Items]
Due to Related Parties	529	$ 609
Hollycon [Member]
Related Party Transaction [Line Items]
Due to Related Parties	23
HuNan LingXiang [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 81